Document And Entity Information	0 Months Ended
May 16, 2013
Document And Entity Information Element
Document Type	497
Document Period End Date	Dec. 31, 2012
Registrant Name	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Central Index Key	0000357059
Amendment Flag	false
Document Creation Date	Oct. 28, 2013
Document Effective Date	Oct. 28, 2013
Prospectus Date	Apr. 30, 2013